UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 1.9%
Airbus SE(1)	97,477	$7,433,762
General Dynamics Corp.	6,866	1,285,315
L3 Technologies, Inc.	5,966	986,120
Northrop Grumman Corp.	13,028	3,098,580
Raytheon Co.	33,521	5,111,952
Rolls-Royce Holdings PLC(1)	306,584	2,896,317
Textron, Inc.	30,061	1,430,603

		$22,242,649

Air Freight & Logistics — 0.4%
Deutsche Post AG	61,060	$2,089,688
Expeditors International of Washington, Inc.	33,631	1,899,815
United Parcel Service, Inc., Class B	2,894	310,526

		$4,300,029

Airlines — 0.2%
Alaska Air Group, Inc.	16,774	$1,546,898
International Consolidated Airlines Group SA	65,562	434,502

		$1,981,400

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	10,200	$502,371
BorgWarner, Inc.	11,315	472,854
Compagnie Generale des Etablissements Michelin, Class B	26,277	3,193,121
Denso Corp.	60,300	2,660,562
Toyoda Gosei Co., Ltd.	12,800	326,465
Toyota Industries Corp.	6,400	318,369
Yokohama Rubber Co., Ltd. (The)	75,500	1,479,713

		$8,953,455

Automobiles — 1.2%
Daimler AG(1)	132,059	$9,745,890
Honda Motor Co., Ltd.	41,600	1,255,864
Isuzu Motors, Ltd.	99,500	1,317,806
Mazda Motor Corp.	49,000	707,310
Toyota Motor Corp.	18,900	1,025,851
Volkswagen AG, PFC Shares	4,332	631,521

		$14,684,242

Banks — 6.5%
Banco Bilbao Vizcaya Argentaria SA	41,559	$322,609
Banco Santander SA(1)	1,466,812	8,978,805
Bank of America Corp.	50,000	1,179,500
BNP Paribas SA(1)	135,540	9,019,378
Citigroup, Inc.	10,022	599,516
Credit Agricole SA	243,088	3,285,740
Danske Bank A/S	77,886	2,655,594

Security	Shares	Value
Fifth Third Bancorp	112,006	$2,844,952
First Horizon National Corp.	19,470	360,195
Hiroshima Bank, Ltd. (The)	87,000	370,030
HSBC Holdings PLC	802,083	6,542,470
Huntington Bancshares, Inc.	307,053	4,111,440
ING Groep NV(1)	426,434	6,440,971
Intesa Sanpaolo SpA(1)	2,091,453	5,688,967
JPMorgan Chase & Co.	47,825	4,200,948
KBC Group NV	22,722	1,506,308
KeyCorp	218,919	3,892,380
Lloyds Banking Group PLC	927,572	771,443
PNC Financial Services Group, Inc. (The)	6,406	770,258
Shinsei Bank, Ltd.	336,000	619,121
Societe Generale SA(1)	135,261	6,853,040
SunTrust Banks, Inc.	19,446	1,075,364
U.S. Bancorp	20,850	1,073,775
Wells Fargo & Co.	51,808	2,883,633

		$76,046,437

Beverages — 1.6%
Anheuser-Busch InBev SA/NV	6,893	$755,302
Coca-Cola Co. (The)	50,472	2,142,032
Constellation Brands, Inc., Class A	29,994	4,861,128
Heineken Holding NV	24,773	1,967,714
Heineken NV	7,692	654,577
Kirin Holdings Co., Ltd.	59,000	1,116,063
PepsiCo, Inc.	60,441	6,760,930
Takara Holdings, Inc.	84,000	908,429

		$19,166,175

Biotechnology — 3.5%
AbbVie, Inc.	47,758	$3,111,911
Amgen, Inc.	71,478	11,727,396
BioMarin Pharmaceutical, Inc.(2)	19,589	1,719,522
Celgene Corp.(2)	92,074	11,456,768
Gilead Sciences, Inc.	143,508	9,747,063
Shire PLC(1)	52,601	3,064,909

		$40,827,569

Building Products — 0.5%
Daikin Industries, Ltd.(1)	62,200	$6,272,136

		$6,272,136

Capital Markets — 1.2%
CME Group, Inc.	4,775	$567,270
GAM Holding AG	58,376	719,316
Moody’s Corp.	18,539	2,077,110
Morgan Stanley	65,092	2,788,541
S&P Global, Inc.	27,142	3,548,545
Schroders PLC	62,659	2,378,017
State Street Corp.	21,373	1,701,505

		$13,780,304

Security	Shares	Value
Chemicals — 2.8%
AdvanSix, Inc.(2)	1,261	$34,451
Air Products and Chemicals, Inc.	32,423	4,386,508
Akzo Nobel NV	10,908	903,006
BASF SE(1)	108,986	10,791,100
Daicel Corp.	51,000	615,849
Dow Chemical Co. (The)	14,120	897,185
Eastman Chemical Co.	22,750	1,838,200
Johnson Matthey PLC	77,449	2,988,140
Kaneka Corp.	47,000	351,522
Linde AG	16,210	2,700,924
Mitsubishi Gas Chemical Co., Inc.	27,500	572,780
Nitto Denko Corp.	39,400	3,047,983
Shin-Etsu Chemical Co., Ltd.	22,800	1,981,759
Sumitomo Chemical Co., Ltd.	25,000	140,028
Toray Industries, Inc.	56,000	498,404
Tosoh Corp.	173,000	1,522,144

		$33,269,983

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	42,900	$3,082,681
Waste Management, Inc.	23,366	1,703,848

		$4,786,529

Communications Equipment — 1.2%
Cisco Systems, Inc.	357,128	$12,070,926
Nokia Oyj	341,209	1,833,944

		$13,904,870

Construction & Engineering — 0.2%
Ferrovial SA	81,605	$1,631,072
Quanta Services, Inc.(2)	17,703	656,959

		$2,288,031

Construction Materials — 0.3%
CRH PLC	62,332	$2,196,523
Imerys SA	4,825	409,218
Vulcan Materials Co.	4,339	522,763

		$3,128,504

Consumer Finance — 0.3%
American Express Co.	42,280	$3,344,771
Navient Corp.	50,603	746,900

		$4,091,671

Containers & Packaging — 0.2%
International Paper Co.	16,999	$863,209
Sealed Air Corp.	27,433	1,195,530
Toyo Seikan Kaisha, Ltd.	15,800	257,106

		$2,315,845

Security	Shares	Value
Distributors — 0.4%
Genuine Parts Co.	28,642	$2,646,807
LKQ Corp.(2)	53,930	1,578,531

		$4,225,338

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(2)	16,883	$2,814,058
Groupe Bruxelles Lambert SA	4,239	384,703
Investor AB, Class B	56,000	2,354,627
ORIX Corp.	41,300	612,997

		$6,166,385

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	99,124	$4,118,602
BT Group PLC(1)	454,642	1,815,440
Deutsche Telekom AG(1)	220,347	3,861,058
Orange SA	103,522	1,607,238
Proximus SA	25,589	801,882
Verizon Communications, Inc.	105,653	5,150,584

		$17,354,804

Electric Utilities — 0.9%
Acciona SA	8,786	$702,737
Edison International	51,169	4,073,564
Iberdrola SA(1)	784,069	5,602,086

		$10,378,387

Electrical Equipment — 0.9%
ABB, Ltd.(1)	292,957	$6,856,801
Fujikura, Ltd.	69,000	497,806
Legrand SA	47,726	2,872,988
Mabuchi Motor Co., Ltd.	6,600	372,562

		$10,600,157

Electronic Equipment, Instruments & Components — 1.0%
Alps Electric Co., Ltd.(1)	123,800	$3,510,312
Corning, Inc.	19,975	539,325
Kyocera Corp.	45,400	2,536,378
OMRON Corp.	16,500	724,990
Taiyo Yuden Co., Ltd.	124,900	1,584,397
TDK Corp.	40,200	2,552,497

		$11,447,899

Energy Equipment & Services — 0.2%
Halliburton Co.	50,055	$2,463,207
Schlumberger, Ltd.	4,074	318,179

		$2,781,386

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	17,793	$2,162,561
AvalonBay Communities, Inc.	5,904	1,083,975
British Land Co. PLC (The)	324,390	2,479,664
Japan Real Estate Investment Corp.	74	392,828
Nippon Building Fund, Inc.	80	438,551
Simon Property Group, Inc.	26,522	4,562,580

		$11,120,159

Food & Staples Retailing — 0.9%
CVS Health Corp.	71,786	$5,635,201
FamilyMart UNY Holdings Co., Ltd.	8,600	513,136
Kroger Co. (The)	20,000	589,800
Seven & i Holdings Co., Ltd.	44,200	1,736,336
Wal-Mart Stores, Inc.	33,122	2,387,434

		$10,861,907

Food Products — 3.2%
Campbell Soup Co.	14,087	$806,340
Kraft Heinz Co. (The)	26,742	2,428,441
Mondelez International, Inc., Class A	224,275	9,661,767
Nestle SA(1)	301,170	23,115,314
Nissin Foods Holdings Co., Ltd.	11,700	649,987
Toyo Suisan Kaisha, Ltd.	6,000	223,844
Yakult Honsha Co., Ltd.	8,800	489,760

		$37,375,453

Gas Utilities — 0.0%(3)
Italgas SpA(2)	35,014	$153,429

		$153,429

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	113,910	$5,058,743
Analogic Corp.	10,189	773,345
Dentsply Sirona, Inc.	10,000	624,400
Hologic, Inc.(2)	17,554	746,923
Medtronic PLC	8,000	644,480
Olympus Corp.	6,900	266,316
Terumo Corp.	60,500	2,103,161

		$10,217,368

Health Care Providers & Services — 0.8%
DaVita, Inc.(2)	12,963	$881,095
Fresenius SE & Co. KGaA	8,764	704,240
McKesson Corp.	16,774	2,486,913
UnitedHealth Group, Inc.	34,811	5,709,352

		$9,781,600

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Accor SA	26,214	$1,090,348
McDonald’s Corp.	25,986	3,368,046
Six Flags Entertainment Corp.	32,001	1,903,740
Yum! Brands, Inc.	58,297	3,725,178

		$10,087,312

Household Durables — 0.5%
Barratt Developments PLC	337,253	$2,310,191
Casio Computer Co., Ltd.	63,200	881,136
PulteGroup, Inc.	70,920	1,670,166
Sekisui Chemical Co., Ltd.	61,000	1,028,341

		$5,889,834

Household Products — 1.0%
Clorox Co. (The)	18,837	$2,539,793
Colgate-Palmolive Co.	7,994	585,081
Henkel AG & Co. KGaA, PFC Shares	18,309	2,346,757
Kimberly-Clark Corp.	21,147	2,783,580
Procter & Gamble Co. (The)	14,713	1,321,963
Reckitt Benckiser Group PLC	20,566	1,877,505
Unicharm Corp.	37,200	894,010

		$12,348,689

Industrial Conglomerates — 2.2%
3M Co.	27,304	$5,224,074
Honeywell International, Inc.	31,549	3,939,524
Nisshinbo Holdings, Inc.	109,000	1,093,261
Siemens AG(1)	113,166	15,500,592

		$25,757,451

Insurance — 4.5%
Ageas	22,500	$878,641
Allianz SE(1)	69,106	12,815,442
Allstate Corp. (The)	16,927	1,379,381
Chubb, Ltd.	13,104	1,785,420
Cincinnati Financial Corp.	42,936	3,102,985
Hartford Financial Services Group, Inc.	48,969	2,353,940
Lincoln National Corp.	22,183	1,451,877
Marsh & McLennan Cos., Inc.	55,718	4,117,003
MetLife, Inc.	47,093	2,487,452
MS&AD Insurance Group Holdings, Inc.	37,200	1,188,189
Principal Financial Group, Inc.	36,247	2,287,548
Prudential Financial, Inc.	27,177	2,899,242
Prudential PLC(1)	349,752	7,387,920
SCOR SE	63,370	2,394,946
St. James’s Place PLC(1)	209,534	2,789,094
Standard Life PLC	192,564	856,207
Swiss Life Holding AG	8,264	2,664,832

		$52,840,119

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.(2)	34,303	$30,410,982
Netflix, Inc.(2)	21,000	3,104,010
Priceline Group, Inc. (The)(2)	3,947	7,025,541

		$40,540,533

Security	Shares	Value
Internet Software & Services — 5.3%
Alphabet, Inc., Class A(2)	24,574	$20,833,837
Alphabet, Inc., Class C(2)	20,237	16,787,806
Facebook, Inc., Class A(2)	163,423	23,214,237
LogMeIn, Inc.	5,861	571,447
United Internet AG	32,975	1,458,539

		$62,865,866

IT Services — 2.3%
Amadeus IT Group SA	24,489	$1,240,822
Atos SE	5,628	695,511
Capgemini SA	34,597	3,193,498
Cognizant Technology Solutions Corp., Class A(2)	79,444	4,728,507
Fidelity National Information Services, Inc.	51,873	4,130,128
Indra Sistemas SA(2)	100,870	1,285,897
International Business Machines Corp.	10,407	1,812,275
Mastercard, Inc., Class A	32,320	3,635,030
Nomura Research Institute, Ltd.	8,100	298,605
NTT Data Corp.	14,800	702,801
Obic Co., Ltd.	7,300	348,755
Otsuka Corp.	7,800	423,816
PayPal Holdings, Inc.(2)	52,937	2,277,350
Worldpay Group PLC(4)	662,238	2,448,441

		$27,221,436

Leisure Products — 0.2%
Hasbro, Inc.	21,651	$2,161,203

		$2,161,203

Life Sciences Tools & Services — 0.3%
PerkinElmer, Inc.	6,547	$380,119
Thermo Fisher Scientific, Inc.	17,359	2,666,342

		$3,046,461

Machinery — 1.7%
Dover Corp.	7,424	$596,518
Ebara Corp.	45,600	1,491,676
FANUC Corp.(1)	44,827	9,228,594
Kawasaki Heavy Industries, Ltd.	31,000	94,173
Komatsu, Ltd.	34,000	890,571
Makita Corp.	13,400	469,962
MAN SE	7,139	735,869
NSK, Ltd.	6,000	85,952
Parker-Hannifin Corp.	7,147	1,145,807
SMC Corp.	1,900	563,283
Snap-on, Inc.	6,143	1,036,140
Stanley Black & Decker, Inc.	24,657	3,276,176

		$19,614,721

Security	Shares	Value
Media — 3.3%
Charter Communications, Inc.(2)	10,343	$3,385,471
Comcast Corp., Class A	451,476	16,970,983
Dentsu, Inc.	25,100	1,366,991
Hakuhodo DY Holdings, Inc.	20,900	248,606
Interpublic Group of Cos., Inc.	40,333	990,982
Omnicom Group, Inc.	18,166	1,566,091
ProSiebenSat.1 Media SE	27,382	1,212,493
Sky PLC(1)	447,757	5,475,978
Time Warner, Inc.	10,926	1,067,579
Walt Disney Co. (The)	58,917	6,680,598

		$38,965,772

Metals & Mining — 1.3%
Glencore PLC(1)(2)	1,472,251	$5,776,453
Mitsubishi Materials Corp.	8,000	242,823
Nippon Light Metal Holdings Co., Ltd.	200,000	441,412
Nisshin Steel Co., Ltd.	38,900	513,799
Nucor Corp.	23,673	1,413,751
Rio Tinto PLC(1)	157,688	6,349,732

		$14,737,970

Multi-Utilities — 1.2%
CMS Energy Corp.	126,690	$5,668,110
Consolidated Edison, Inc.	13,824	1,073,572
Dominion Resources, Inc.	27,793	2,155,903
Engie SA	62,752	886,787
National Grid PLC	171,659	2,177,889
NiSource, Inc.	42,420	1,009,172
Veolia Environnement SA	37,663	706,252

		$13,677,685

Multiline Retail — 0.5%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$784,030
Marks & Spencer Group PLC	398,770	1,684,355
Next PLC	41,584	2,249,563
Nordstrom, Inc.	12,439	579,284
Target Corp.	17,970	991,764

		$6,288,996

Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp.	15,000	$930,000
BP PLC	1,013,220	5,832,211
Chevron Corp.	72,650	7,800,431
ENI SpA(1)	351,386	5,753,342
EOG Resources, Inc.	5,000	487,750
Exxon Mobil Corp.	65,795	5,395,848
Idemitsu Kosan Co., Ltd.	10,000	348,092
Marathon Petroleum Corp.	27,916	1,410,875

Security	Shares	Value
Newfield Exploration Co.(2)	11,510	$424,834
Phillips 66	36,105	2,860,238
Pioneer Natural Resources Co.	4,000	744,920
Royal Dutch Shell PLC, Class A(1)	189,507	4,995,077
Royal Dutch Shell PLC, Class B	38,145	1,048,583
Snam SpA	175,073	756,654
Total SA	196,408	9,931,055

		$48,719,910

Paper & Forest Products — 0.0%(3)
OJI Paper Co., Ltd.	41,000	$192,283

		$192,283

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	25,480	$2,160,449
Kao Corp.(1)	61,054	3,352,874
Unilever NV(1)	193,140	9,589,231
Unilever PLC	15,759	777,349

		$15,879,903

Pharmaceuticals — 7.6%
Allergan PLC	11,024	$2,633,854
Astellas Pharma, Inc.(1)	269,300	3,551,775
AstraZeneca PLC(1)	97,424	5,990,316
Bayer AG(1)	43,122	4,968,234
Chugai Pharmaceutical Co., Ltd.(1)	99,100	3,411,347
Eisai Co., Ltd.	23,146	1,202,022
Eli Lilly & Co.	17,949	1,509,690
Hisamitsu Pharmaceutical Co., Inc.	3,300	188,934
Indivior PLC	25,431	102,678
Johnson & Johnson	60,088	7,483,960
Mallinckrodt PLC(2)	6,475	288,591
Merck & Co., Inc.	103,665	6,586,874
Mitsubishi Tanabe Pharma Corp.	10,000	208,790
Novartis AG(1)	218,832	16,249,920
Pfizer, Inc.	104,651	3,580,111
Roche Holding AG PC	74,965	19,171,070
Sanofi(1)	124,447	11,249,410
Takeda Pharmaceutical Co., Ltd.	14,631	688,785
UCB SA	9,177	711,843

		$89,778,204

Professional Services — 0.5%
Equifax, Inc.	15,217	$2,080,772
Experian PLC	85,608	1,746,511
Intertek Group PLC	7,167	352,779
Robert Half International, Inc.	30,884	1,508,066
Wolters Kluwer NV	961	39,884

		$5,728,012

Security	Shares	Value
Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$691,711
CBRE Group, Inc., Class A(2)	41,385	1,439,784
Daito Trust Construction Co., Ltd.	6,300	866,228
Heiwa Real Estate Co., Ltd.	40,500	574,142
Sumitomo Realty & Development Co., Ltd.	23,000	597,366

		$4,169,231

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$898,369
CSX Corp.	115,014	5,353,902
East Japan Railway Co.	6,400	558,858
Kansas City Southern	15,468	1,326,536
Keio Corp.	76,000	603,774

		$8,741,439

Semiconductors & Semiconductor Equipment — 3.7%
Intel Corp.	312,510	$11,272,236
Marvell Technology Group, Ltd.	84,177	1,284,541
Microchip Technology, Inc.	10,000	737,800
NXP Semiconductors NV(2)	54,841	5,676,044
QUALCOMM, Inc.	112,812	6,468,640
Texas Instruments, Inc.	134,483	10,833,950
Tokyo Electron, Ltd.(1)	61,100	6,689,004
Versum Materials, Inc.(2)	16,211	496,057

		$43,458,272

Software — 4.5%
Citrix Systems, Inc.(2)	34,110	$2,844,433
Electronic Arts, Inc.(2)	53,174	4,760,136
Konami Holdings Corp.	5,500	233,609
Microsoft Corp.	563,131	37,087,808
Oracle Corp.	156,176	6,967,011
Trend Micro, Inc.	14,097	627,464

		$52,520,461

Specialty Retail — 2.0%
CarMax, Inc.(2)	5,464	$323,578
Fast Retailing Co., Ltd.(1)	34,100	10,730,692
Groupe FNAC SA(2)	922	66,505
Home Depot, Inc. (The)	42,734	6,274,634
Lowe’s Cos., Inc.	50,810	4,177,090
Tiffany & Co.	19,173	1,827,187
USS Co., Ltd.	27,200	455,558

		$23,855,244

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	366,429	$52,641,190
Brother Industries, Ltd.	18,000	376,419
Canon, Inc.	19,100	596,467
Hewlett Packard Enterprise Co.	78,955	1,871,234
HP, Inc.	58,955	1,054,115

		$56,539,425

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.7%
adidas AG	11,824	$2,249,302
Asics Corp.	20,000	321,793
Christian Dior SE	10,660	2,474,475
Hanesbrands, Inc.	32,716	679,184
Kering SA	7,380	1,907,470
LVMH Moet Hennessy Louis Vuitton SE(1)	36,778	8,083,519
NIKE, Inc., Class B	83,464	4,651,449

		$20,367,192

Tobacco — 2.7%
British American Tobacco PLC	221,393	$14,688,544
Imperial Brands PLC(1)	143,738	6,966,070
Japan Tobacco, Inc.	76,500	2,489,887
Philip Morris International, Inc.	64,219	7,250,325

		$31,394,826

Trading Companies & Distributors — 0.4%
Marubeni Corp.	20,000	$123,539
Mitsubishi Corp.	37,000	801,885
Sumitomo Corp.	96,700	1,304,566
Wolseley PLC(1)	47,906	3,016,234

		$5,246,224

Transportation Infrastructure — 0.1%
ADP	6,667	$823,679

		$823,679

Wireless Telecommunication Services — 1.5%
KDDI Corp.(1)	164,300	$4,321,219
SoftBank Group Corp.(1)	112,298	7,963,627
Vodafone Group PLC(1)	2,099,564	5,471,430

		$17,756,276

Total Common Stocks — 99.9% (identified cost $530,861,197)		$1,175,718,730

Call Options Written — (0.8)%

Exchange-Traded Options — (0.8)%

Description	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,405	EUR	3,425	4/7/17	$(1,076,964)
Dow Jones Euro Stoxx 50 Index	1,400	EUR	3,450	4/13/17	(918,711)
Dow Jones Euro Stoxx 50 Index	1,365	EUR	3,450	4/21/17	(1,053,324)
Dow Jones Euro Stoxx 50 Index	1,360	EUR	3,475	4/28/17	(877,908)
FTSE 100 Index	730	GBP	7,400	4/21/17	(249,825)
FTSE 100 Index	730	GBP	7,450	4/21/17	(143,207)
NASDAQ 100 Index	115	USD	5,380	4/7/17	(731,975)
NASDAQ 100 Index	115	USD	5,425	4/13/17	(466,325)
NASDAQ 100 Index	115	USD	5,375	4/21/17	(1,016,600)

Description	Number of Contracts	Strike Price		Expiration Date	Value
NASDAQ 100 Index	115	USD	5,450	4/28/17	$(686,550)
Nikkei 225 Index	175	JPY	19,625	4/7/17	(8,305)
Nikkei 225 Index	175	JPY	19,625	4/14/17	(46,470)
Nikkei 225 Index	170	JPY	19,375	4/21/17	(175,268)
Nikkei 225 Index	170	JPY	19,125	4/28/17	(382,861)
S&P 500 Index	130	USD	2,385	4/3/17	(2,275)
S&P 500 Index	130	USD	2,375	4/5/17	(31,200)
S&P 500 Index	130	USD	2,380	4/7/17	(36,725)
S&P 500 Index	130	USD	2,380	4/10/17	(49,400)
S&P 500 Index	130	USD	2,380	4/12/17	(70,850)
S&P 500 Index	130	USD	2,390	4/13/17	(46,150)
S&P 500 Index	130	USD	2,380	4/17/17	(96,200)
S&P 500 Index	135	USD	2,355	4/19/17	(298,350)
S&P 500 Index	130	USD	2,365	4/21/17	(226,850)
S&P 500 Index	130	USD	2,350	4/24/17	(403,000)
S&P 500 Index	135	USD	2,365	4/26/17	(307,125)
S&P 500 Index	130	USD	2,365	4/28/17	(311,350)
SMI Index	280	CHF	8,650	4/21/17	(164,962)
SMI Index	305	CHF	8,700	4/21/17	(122,443)

Total Call Options Written (premiums received $11,203,208)					$(10,001,173)

Other Assets, Less Liabilities — 0.9%					$10,826,186

Net Assets — 100.0%					$1,176,543,743

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged and/or segregated as collateral in connection with open foreign exchange-traded options.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $2,448,441 or 0.2% of the Fund’s net assets.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.5%	$641,334,593
Japan	10.9	127,716,358
United Kingdom	9.9	115,999,221
France	6.6	78,177,940
Germany	6.1	71,811,649
Switzerland	5.9	68,777,253
Netherlands	2.1	25,271,427
Spain	1.7	20,198,530
Italy	1.1	12,352,392

Country	Percentage of Total Investments	Value
Belgium	0.4%	$5,038,679
Denmark	0.2	2,655,594
Sweden	0.2	2,354,627
Ireland	0.2	2,196,523
Finland	0.2	1,833,944

Total Investments	100.0%	$1,175,718,730

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

Written options activity for the fiscal year to date ended March 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	760,620	$11,251,134
Options written	777,095	34,376,411
Options terminated in closing purchase transactions	(441,795)	(18,176,114)
Options exercised	(9,250)	(8,061,647)
Options expired	(1,076,375)	(8,186,576)

Outstanding, end of period	10,295	$11,203,208

All of the securities of the Fund, unless otherwise pledged and/or segregated, are subject to segregation to satisfy the requirements of the escrow agent with respect to U.S. exchange-traded options. At March 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $10,001,173.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$534,306,474

Gross unrealized appreciation	$642,744,760
Gross unrealized depreciation	(1,332,504)

Net unrealized appreciation	$641,412,256

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$108,232,932	$67,786,189	$—	$176,019,121
Consumer Staples	51,914,264	75,112,689	—	127,026,953
Energy	22,836,282	28,665,014	—	51,501,296
Financials	62,445,509	90,479,407	—	152,924,916
Health Care	79,817,452	73,833,750	—	153,651,202
Industrials	43,518,131	74,864,326	—	118,382,457
Information Technology	234,596,063	33,362,166	—	267,958,229
Materials	11,151,597	42,492,988	—	53,644,585
Real Estate	9,248,900	6,040,490	—	15,289,390
Telecommunication Services	9,269,186	25,841,894	—	35,111,080
Utilities	13,980,321	10,229,180	—	24,209,501
Total Common Stocks	$647,010,637	$528,708,093 *	$—	$1,175,718,730
Total Investments	$647,010,637	$528,708,093	$—	$1,175,718,730

Liability Description
Call Options Written	$(4,780,925)	$(5,220,248)	$—	$(10,001,173)
Total	$(4,780,925)	$(5,220,248)	$—	$(10,001,173)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017